Document and Entity Information	Mar. 08, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001129260
Document Type	8-K
Document Period End Date	Mar. 08, 2021
Entity Registrant Name	VOCERA COMMUNICATIONS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35469
Entity Tax Identification Number	94-3354663
Entity Address, Address Line One	525 Race Street
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95126
City Area Code	(408)
Local Phone Number	882-5100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0003 par value
Trading Symbol	VCRA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false